Segmented Information (Details) - Schedule of Segment Information for Operating Results - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development	$ (200,104)	$ (460,901)
Salaries and benefits	(2,036,651)	(1,684,063)
Share-based compensation	(2,255,847)	(3,162,449)
Other operating expenses	(2,449,663)	(2,948,662)
Total operating expense	(6,942,265)	(8,256,075)
Income from investments	1,061,095	178,046
(Loss) gain on disposal of property, plant and equipment	51,418
Provision on credit loss	(274,865)
Foreign exchange (loss) gain	77,339	(22,103)
Net loss	(6,027,278)	(8,100,132)
Equity holders of the Company	(6,021,706)	(8,095,449)
Non-controlling interests	(5,572)	(4,683)
Corporate [Member]
Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development	(200,104)	(460,901)
Salaries and benefits	(2,036,651)	(1,684,063)
Share-based compensation	(2,255,847)	(3,162,449)
Other operating expenses	(2,196,622)	(2,560,859)
Total operating expense	(6,689,224)	(7,868,272)
Income from investments	1,061,095	178,046
(Loss) gain on disposal of property, plant and equipment	(488)
Provision on credit loss	(274,865)
Foreign exchange (loss) gain	65,470	(41,304)
Net loss	(5,838,012)	(7,731,530)
Equity holders of the Company	(5,832,440)	(7,726,847)
Non-controlling interests	(5,572)	(4,683)
Silver Sand [Member]
Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development
Salaries and benefits
Share-based compensation
Other operating expenses	(203,611)	(294,361)
Total operating expense	(203,611)	(294,361)
Income from investments
(Loss) gain on disposal of property, plant and equipment	51,906
Provision on credit loss
Foreign exchange (loss) gain	1,550	4,296
Net loss	(150,155)	(290,065)
Equity holders of the Company	(150,155)	(290,065)
Non-controlling interests
Carangas [Member]
Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development
Salaries and benefits
Share-based compensation
Other operating expenses	(33,581)	(71,971)
Total operating expense	(33,581)	(71,971)
Income from investments
(Loss) gain on disposal of property, plant and equipment
Provision on credit loss
Foreign exchange (loss) gain	10,317	13,620
Net loss	(23,264)	(58,351)
Equity holders of the Company	(23,264)	(58,351)
Non-controlling interests
Silverstrike [member]
Schedule of Segment Information for Operating Results [Line Items]
Project evaluation and corporate development
Salaries and benefits
Share-based compensation
Other operating expenses	(15,849)	(21,471)
Total operating expense	(15,849)	(21,471)
Income from investments
(Loss) gain on disposal of property, plant and equipment
Provision on credit loss
Foreign exchange (loss) gain	2	1,285
Net loss	(15,847)	(20,186)
Equity holders of the Company	(15,847)	(20,186)
Non-controlling interests